Condensed Consolidated Statements of Mezzanine Equity and Stockholders' (Deficit) Equity - USD ($) $ in Thousands		12% Series A Cumulative Convertible Preferred Stock		Subscription Receivable	Common Stock Previously Reported Class A		Common Stock Previously Reported Class B		Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization Class A		Common Stock Retroactive Application of Recapitalization Class B		Common Stock Retroactive Application of Recapitalization		Common Stock Class A	Common Stock		Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive Application of Recapitalization	Additional Paid-In Capital		Subscription Receivable [Member]		Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive Application of Recapitalization	Accumulated Deficit		Non-Controlling Interest Previously Reported	Non-Controlling Interest Retroactive Application of Recapitalization	Non-Controlling Interest		Convertible Preferred Units Class C Previously Reported		Convertible Preferred Units Class C Retroactive Application of Recapitalization		Convertible Preferred Units Class C-1 Previously Reported		Convertible Preferred Units Class C-1 Retroactive Application of Recapitalization		Convertible Preferred Units Class C-1	Previously Reported	Total
Balance (in Shares) at Dec. 31, 2023					206,520,000	[1]	20,779,000	[1]		(206,520,000)	[1]	(20,779,000)	[1]	59,213,000	[1]		59,213,000	[1]															54,592,000	[1]	(54,592,000)	[1]	7,861,000	[1]	(7,861,000)	[1]
Balance at Dec. 31, 2023					$ 3,704		$ 3,189			$ (3,704)		$ (3,189)		$ 6			$ 6			$ 93,370	$ 93,370				$ (54,223)		$ (54,223)		$ 3,331		$ 3,331		$ 73,079		$ (73,079)		$ 13,404		$ (13,404)			$ 42,484
Convertible Preferred Units Class C-1
Equity-based compensation – incentive units																					192
Issuance of warrants																					6,897
USARE LLC Convertible Preferred unit dividends																					2,527
Net loss																											(8,938)				(561)												$ (9,499)	[2]
Conversion of 12% Series A Cumulative Convertible Preferred Stock (in Shares)	[1]																651,000
Conversion of 12% Series A Cumulative Convertible Preferred Stock
USARE LLC Convertible Preferred dividends																											(2,945)
Dilution of non-controlling interest																											31				(31)
Balance (in Shares) at Sep. 30, 2024																	59,864,000	[1]																							[1]
Balance at Sep. 30, 2024																	$ 6				102,986						(66,075)				2,739											39,656
Balance (in Shares) at Jun. 30, 2024																	59,640,000	[1]
Balance at Jun. 30, 2024																	$ 6				96,991						(64,243)				2,887											35,641
Convertible Preferred Units Class C-1
Equity-based compensation – incentive units																					158
Issuance of warrants																					6,283
USARE LLC Convertible Preferred unit dividends																					(446)
Net loss																											(1,869)				(139)												(2,008)
Conversion of 12% Series A Cumulative Convertible Preferred Stock (in Shares)	[1]																224,000
Conversion of 12% Series A Cumulative Convertible Preferred Stock
USARE LLC Convertible Preferred dividends																											28
Dilution of non-controlling interest																											9				(9)
Balance (in Shares) at Sep. 30, 2024																	59,864,000	[1]																							[1]
Balance at Sep. 30, 2024																	$ 6				102,986						(66,075)				2,739											$ 39,656
Balance (in Shares) at Dec. 31, 2024	[3]	2,739,000
Balance at Dec. 31, 2024	[3]	$ 21,173		$ (1,250)																																							19,923	[4]
Balance (in Shares) at Dec. 31, 2024	[3]																60,091,000
Balance at Dec. 31, 2024																	$ 6	[3]			104,244	[3]					(72,872)	[5]			2,643	[5]											34,021	[3],[4],[5]
Convertible Preferred Units Class C-1
USARE LLC Convertible Preferred unit dividends (in Shares)	[3]	84,000
USARE LLC Convertible Preferred unit dividends	[3]	$ 1,082
Issuance of preferred stock and warrants, net of issuance costs (in Shares)	[3]	2,279,000
Issuance of preferred stock and warrants, net of issuance costs	[3]	$ 11,745
Forgiveness of related party promissory note (in Shares)	[3]	131,000
Forgiveness of related party promissory note	[3]	$ 1,527		1,250
Deferred offering costs	[3]	(3,237)
Deemed dividend and accretion to redemption value	[3]	$ 23,073
Equity-based compensation – incentive units	[3]																				3,450
Transaction bonus (in Shares)	[3]																78,000
Transaction bonus																					841	[3]
Extinguishment of note payable (in Shares)	[3]																140,000
Extinguishment of note payable																					1,506	[3]
USARE LLC Convertible Preferred unit dividends (in Shares)	[3]																182,000
USARE LLC Convertible Preferred unit dividends																					(1,082)	[3]
Issuance of preferred stock and warrants, net of issuance costs	[3]																				5,367
Deferred offering costs	[3]																				(4,234)
Deemed dividend – preferred accretion to redemption	[3]																				(23,073)
Reverse recapitalization merger (in Shares)	[3]																21,461,000
Reverse recapitalization merger																	$ 2	[3]			27,718	[3]					(16,954)	[5]
Net loss																											(247,354)	[5]			(671)	[5]											$ (248,025)
Earnout liability	[3]																				(99,639)
Conversion of Series A warrants into liability-classified warrants	[3]																				(34,612)
Conversion of 12% Series A Cumulative Convertible Preferred Stock (in Shares)	[3]	(3,373,000)															5,948,000
Conversion of 12% Series A Cumulative Convertible Preferred Stock		$ (42,091)	[3]																		42,091	[3]
Forward purchase agreements prepayment																					(351)	[3]	(20,389)	[5]
Early termination of forward purchase agreements																					399	[3]	20,391	[5]
Accretion of forward purchase agreements																					2	[3]	(2)	[5]
Exercise of warrants (in Shares)	[3]																8,867,000
Exercise of warrants	[3]																$ 1				131,630
PIPE financing (in Shares)	[3]																16,883,000
PIPE financing	[3]																$ 2				119,904
Common stock issuance	[3]																				2,454
Other issuances (in Shares)	[3]																183,000
Other issuances
Balance (in Shares) at Sep. 30, 2025																	113,833,000	[3]																									113,833,000
Balance at Sep. 30, 2025																	$ 11	[3]			276,615	[3]					(337,180)	[5]			1,972	[5]											$ (58,582)	[5]
Balance (in Shares) at Sep. 30, 2025	[3]	1,860,000
Balance at Sep. 30, 2025		$ 13,272	[3]																																								13,272	[3]
Balance (in Shares) at Jun. 30, 2025		3,714,000
Balance at Jun. 30, 2025		$ 25,242																																									25,242
Balance (in Shares) at Jun. 30, 2025																	96,189,000
Balance at Jun. 30, 2025																	$ 10				46,270						(180,500)				2,286												(131,934)	[3]
Convertible Preferred Units Class C-1
USARE LLC Convertible Preferred unit dividends (in Shares)
USARE LLC Convertible Preferred unit dividends
Issuance of preferred stock and warrants, net of issuance costs (in Shares)
Issuance of preferred stock and warrants, net of issuance costs
Forgiveness of related party promissory note (in Shares)
Forgiveness of related party promissory note
Deferred offering costs
Deemed dividend and accretion to redemption value		$ 11,397
Equity-based compensation – incentive units																					3,209
Transaction bonus (in Shares)
Transaction bonus
Extinguishment of note payable (in Shares)
Extinguishment of note payable
USARE LLC Convertible Preferred unit dividends (in Shares)
USARE LLC Convertible Preferred unit dividends
Issuance of preferred stock and warrants, net of issuance costs
Deferred offering costs
Deemed dividend – preferred accretion to redemption																					(11,397)
Reverse recapitalization merger (in Shares)
Reverse recapitalization merger
Net loss																											(156,680)				(314)												$ (156,994)
Earnout liability
Conversion of Series A warrants into liability-classified warrants
Conversion of 12% Series A Cumulative Convertible Preferred Stock (in Shares)		(1,854,000)															3,338,000
Conversion of 12% Series A Cumulative Convertible Preferred Stock		$ (23,367)																			23,367
Forward purchase agreements prepayment
Early termination of forward purchase agreements
Accretion of forward purchase agreements
Exercise of warrants (in Shares)																	5,816,000
Exercise of warrants																					93,161
PIPE financing (in Shares)																	8,333,000
PIPE financing																	$ 1				119,904
Common stock issuance																					2,101
Other issuances (in Shares)																	157,000
Other issuances
Balance (in Shares) at Sep. 30, 2025																	113,833,000	[3]																									113,833,000
Balance at Sep. 30, 2025																	$ 11	[3]			$ 276,615	[3]					$ (337,180)	[5]			$ 1,972	[5]											$ (58,582)	[5]
Balance (in Shares) at Sep. 30, 2025	[3]	1,860,000
Balance at Sep. 30, 2025		$ 13,272	[3]																																								$ 13,272	[3]

[1]	The shares of the Company’s common stock, common stock units and preferred stock units prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger.
[2]	Recast
[3]	Beginning balance amounts are recast as of January 1, 2025. The shares of the Company’s preferred stock prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger.
[4]	Recast
[5]	Beginning balance amounts are recast as of January 1, 2025. The shares of the Company’s common stock prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger.